Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE

	Unit: US$ Per Share
	For the Year Ended December 31
	2021	2020	2019
Basic and diluted loss per share	$(0.35)	$(0.25)	$(0.07)
The loss and weighted average number of ordinary shares outstanding for the computation of loss per share were as follows:
Net Loss for the Years

	For the Year Ended December 31
	2021	2020	2019
Net loss	$(67,362)	$(49,280)	$(13,088)
Shares

	Unit: In Thousands of Shares
	For the Year Ended December 31
	2021	2020	2019
Weighted average number of ordinary shares in computation of basic and diluted loss per share	193,334	193,334	193,334
Weighted average number of ordinary shares in computation of basic loss per share included ordinary share and potentially preferred shares converted to ordinary shares mandatorily. The share-based payment mentioned in Note 24 and redeemable preferred shares mentioned in Note 15 belong to potentially ordinary share and shares were anti-dilutive in 2021, 2020 and 2019, hence excluded from the computation of diluted earnings per share.
Pursuant to the Merger Agreement described in Note 1, immediately prior to the consummation of the Merger, Gogoro effected a recapitalization, whereby each of Gogoro’s ordinary shares that was issued and outstanding was subdivided into 0.8752888353 ordinary shares of Gogoro, such that each Gogoro ordinary share will have a value of $10.00 per share after giving effect to such share subdivision. As a result, all ordinary shares and preferred shares were adjusted retroactively for all periods presented in these consolidated financial statements when computing loss per share.